ACQUISITION AND DIVESTITURE ACTIVITY (Policies)	12 Months Ended
Dec. 31, 2013
Acquisition And Divestiture Activity
Business Combinations Policy	We consolidate assets and liabilities acquired as of the purchase date and include earnings from acquisitions in consolidated earnings after the purchase date.